PREPAYMENTS AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	December 31,
	2011	2012
	US$	US$
Advances for construction projects	88	78
Acquisition deposits	714	716
Amounts due from original shareholders of acquired subsidiaries	1,244	1,297
Consideration receivable from disposal of a subsidiary	—	11,534
Others	1,667	2,085
	3,713	15,710
Less: Provision for impairment allowance	(714)	(1,560)
Total	2,999	14,150